Summary of Significant Accounting Policies (Details) - Schedule of disaggregates revenue - CNY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Schedule Of Disaggregates Revenue Abstract
OEM/ODM	¥ 200,450	¥ 273,979	¥ 195,995
In-house brand	98	1,529	6,157
Face mask			44,747
Total	¥ 200,548	¥ 275,508	¥ 246,899